THE PIONEER GROUP, INC.
           60 State Street
           Boston, MA 02109-1820
           617-742-7825



[Pioneer Investments logo]


                                                 March 6, 2001

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

Re:  Pioneer Equity-Income Fund (the "Fund")
     (File Nos. 333-46453; 811-08657)
     CIK No. 0000869356

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I certify that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 5 to the Fund's registration statement on Form N-1A filed electronically (Accession No. 0000869356-01-000004) on March 1, 2001.

     If you have any questions about this certification, please contact me at (617) 517-8909 (collect).

                                                 Very truly yours,


                                                 /s/ Nancy Fanning
                                                 Nancy Fanning
                                                 Legal Product Manager

cc:  Mr. David Rule
     Mr. Joseph P. Barri
     Mr. David C. Phelan
     Ms. Michelle Rhee


Pioneer Investment Management USA Inc.
60 State Street
Boston, MA 02109-1820
617-742-7825